Condensed Consolidated Balance Sheets (Current Period Unaudited) (Parentheticals) - $ / shares	Jun. 30, 2024	Jan. 16, 2024	Dec. 31, 2023	Dec. 31, 2022
Common Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.001		$ 0.001	$ 0.001
Common stock, authorized (in shares)	150,000,000	150,000,000	600,000,000	600,000,000
Common Stock, Shares Authorized (in shares)	150,000,000	150,000,000	600,000,000	600,000,000
Common Stock, Shares, Outstanding (in shares)	4,178,700		1,977,152	1,755,664
Common Stock, Shares, Issued (in shares)	4,178,700		1,977,152	1,755,664